Average Annual Total Returns - HAWAII MUNICIPAL BOND FUND	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A | Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class A | ICE BofA 1-22 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.65%	1.15%	2.33%
Class A | CLASS A SHARES
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	(0.18%)	1.12%
Class A | CLASS A SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.49%	(0.21%)	1.08%
Class A | CLASS A SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	0.24%	1.27%
Class I | Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class I | ICE BofA 1-22 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.65%	1.15%	2.33%
Class I | CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	0.38%	1.53%
Class I | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	0.35%	1.49%
Class I | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.58%	0.72%	1.65%